RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS
Recently Adopted and Issued Accounting Standards

In April 2011, the FASB issued an update (ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements), which simplified the accounting for arrangements such as repurchase and securities lending agreements. The collateral maintenance requirement was eliminated from the assessment of effective control, which could result in more transactions being accounted for as secured borrowings rather than sales. The assessment of effective control focuses on a transferor's contractual rights and obligations, not the amount of collateral obtained to repurchase or redeem the transferred financial asset. Under the amended guidance, a transferor maintains effective control over transferred financial assets, and thus accounts for the transfer as a secured borrowing, if there is an agreement that both entitles and obligates the transferor to repurchase the financial assets before maturity and all of the conditions already described in FASB ASC Topic 860, Transfers and Servicing, are met. The provisions of ASU 2011-03 became effective for First Financial for the interim reporting period ended March 31, 2012. This update did not have a material impact on the Consolidated Financial Statements.

In May 2011, the FASB issued an update (ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), which expanded the disclosure requirements around fair value measurements categorized in Level 3 of the fair value hierarchy and required disclosure of the level in the fair value hierarchy of items that are not measured at fair value but whose fair value must be disclosed.  It also clarified and expanded upon existing requirements for fair value measurements of financial assets and liabilities as well as instruments classified in shareholders' equity.  The provisions of ASU 2011-04 became effective for First Financial for the interim reporting period ended March 31, 2012. For further detail, see Note 14 – Fair Value Disclosures.

In June 2011, the FASB issued an update (ASU 2011-05, Presentation of Comprehensive Income), which revised the manner in which entities present comprehensive income in their financial statements. This update eliminated the option to present components of other comprehensive income (OCI) as part of the statement of changes in stockholders' equity.  The amendments to the existing standard required that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  Under either method, adjustments must be displayed for items that are reclassified from OCI to net income, in both net income and OCI.  The amendments to the existing standard did not change the option for presenting components of OCI gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which OCI is presented or disclosed in the notes to the financial statements.  Additionally, the standard did not affect the calculation or reporting of earnings per share.  The provisions of ASU 2011-05 became effective for First Financial for the interim reporting period ended March 31, 2012. This update resulted in the inclusion of the Consolidated Statements of Comprehensive Income in the Consolidated Financial Statements.

In September 2011, the FASB issued an update (ASU 2011-08, Testing Goodwill for Impairment), to simplify the current two-step goodwill impairment test in FASB ASC Topic 350-20, Intangibles - Goodwill and Other: Goodwill. This update granted entities the option to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. If the entity determined that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it would then perform the first step of the goodwill impairment test; otherwise, no further impairment test is required. The provisions of ASU 2011-08 became effective for First Financial for the interim reporting period ended March 31, 2012. This update did not have a material impact on the Consolidated Financial Statements.

In December 2011, the FASB issued an update (ASU 2011-11, Disclosures About Offsetting Assets and Liabilities), which creates new disclosure requirements about the nature of an entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. New disclosure requirements will be required for recognized financial and derivative instruments that are offset in accordance with the guidance in FASB ASC Topic 210-20-45, Balance Sheet - Offsetting - Other Presentation Matters, FASB ASC Topic 815-10-45, Derivatives and Hedging - Other Presentation Matters, or are subject to an enforceable master netting arrangement or similar agreement. Recognized assets and liabilities within the scope of this update include financial instruments such as derivatives, repurchase agreements, reverse repurchase agreements and securities lending and borrowing arrangements subject to master netting arrangements. An entity will be required to disclose information to enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on its financial position, including the effect or potential effect of rights of set-off associated with certain financial instruments and derivative instruments. This guidance is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance must be applied retrospectively for any period presented that begins before an entity's date of initial application. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In July 2012, the FASB issued an update (ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment), which allows an entity testing an indefinite-lived intangible asset for impairment the option of performing a qualitative assessment before calculating the fair value of the asset, similar to the guidance set forth in ASU 2011-08. This update also addresses circumstances that an entity should consider in interim periods, but does not remove the requirement for testing of indefinite-lived intangible assets for impairment annually and between annual tests if there is a change in events and circumstances. The provisions of ASU 2012-02 become effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In October 2012, the FASB issued an update (ASU 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution), which clarifies the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. When a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government-assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). The provisions of ASU 2012-06 shall be effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. As First Financial's accounting for FDIC indemnification assets is consistent with the guidance in ASU 2012-06, the Company does not anticipate this update will have a material impact on its Consolidated Financial Statements.